Share Option Plan (Tables)	12 Months Ended
Dec. 31, 2014
SHARE OPTION PLAN [Abstract]
Share options activity
	Options Outstanding	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$			US$ (in thousands)
Outstanding at December 31, 2011	22,360,088	3.2		7.90	300
Granted	7,732,000	1.9
Exercised	(149,884)	0.6
Forfeited	(7,840,095)	2.6	*
Outstanding at December 31, 2012	22,102,109	2.2	*	7.84	46
Granted	3,000,000	1.7	*
Exercised	(377,712)	1.7	*
Forfeited	(5,447,669)	2.0	*
Outstanding at December 31, 2013	19,276,728	2.1	*	7.10	7,516
Granted	—	—
Exercised	(219,380)	2.2	*
Forfeited	(4,104,157)	1.9	*
Outstanding at December 31, 2014	14,953,191	2.1	*	5.54	12,404
Vested and expected to vest at December 31, 2014	12,155,318	2.1	*	5.31	9,908
Vested and exercisable at December 31, 2014	10,458,810	2.2	*	4.91	4,241

* Includes the impact of stock option exercise price modification in September 2012 previously discussed.

Stock option assumptions
	For the year ended December 31
	2012	2013	2014
Exercise price	US$1.84~US$2.05	US$1.52~US$2.22	—
Fair value of ordinary shares	US$1.92~US$2.23	US$1.53~US$2.22	—
Risk-free interest rate(1)	0.63%~1.0%	1.38%	—
Expected life (in years)(2)	5	5	—
Expected dividend yield(3)	0%	0%	—
Expected volatility(4)	50~60%	60%	—
Fair value per option at grant date (in RMB)	6.3~6.52	4.94~6.99	—

(1)	The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.
(2)	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.
(3)	The Company has no expectation of paying regular dividends on its ordinary shares.
(4)	Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of the Company’s ordinary shares for a period equivalent to the expected term preceding the grant date.

Restricted share activity
Unvested Restricted Shares	Number of Shares	Weighted Average Grant-date Fair Value
		US$
Unvested at December 31, 2011	7,501,389	4.5
Granted	1,479,962	2.0
Vested	(2,434,628)	4.7
Forfeited	(1,635,122)	4.9
Unvested at December 31, 2012	4,911,601	3.5
Granted	290,840	1.8
Vested	(2,153,100)	4.4
Forfeited	(589,789)	4.6
Unvested at December 31, 2013	2,459,552	2.6
Granted	25,000	3.1
Vested	(1,004,492)	2.7
Forfeited	(564,330)	2.7
Unvested at December 31, 2014	915,730	2.2
Expected to vest at December 31, 2014	876,387	2.2